Property, Plant and Equipment (Tables)	12 Months Ended
Dec. 31, 2013
Property Plant And Equipment [Abstract]
Property, Plant and Equipment

Property, plant and equipment consisted of the following (in millions):

		Successor
	Depreciable Life	December 31, 2013	December 31, 2012
Land and improvements	5-10 years (for improvements)	$5.8	$6.0
Buildings and improvements	5-40 years	53.0	44.7
Equipment	3-15 years	189.9	164.6

		248.7	215.3
Less accumulated depreciation		(79.9)	(55.1)

		$168.8	$160.2